EARNINGS PER SHARE - Dividends (Details) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Cash dividends per share declared (in dollars per share)	$ 0.0110	$ 0.0075